Property, plant and equipment-Disclosure of Detailed Information about Useful Lives for the Depreciation of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2021
Buildings and improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	30 months
Buildings and improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	60 months
Installations | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 months
Installations | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	50 months
Machinery and equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 months
Machinery and equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	40 months
Furniture and fixtures [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	5 months
Furniture and fixtures [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	30 months
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 months
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	15 months
Aircraft [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	4 months
Aircraft [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	20 months
Computers and peripherals | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	2 months
Computers and peripherals | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	10 months
Tooling | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	5 months
Tooling | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	29 months
Exchange pool program assets | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	8 months
Exchange pool program assets | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life for the depreciation of Fixed Assets	30 months